SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS (Details) - Warrant [Member]	12 Months Ended
Feb. 28, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years
Risk-free interest rate	4.78%
Expected volatility	224.92%
Dividend yield	0.00%